Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

September 27, 2024

RE: Amana Mutual Funds Trust (1933 Act File No. 2-96924 and 1940 Act File No. 811-04276)
Post-Effective Amendment No. 59 (1933 Act) and No. 62 (1940 Act)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), Amana Mutual Funds Trust (“Registrant”) hereby certifies (a) that the form of the prospectus and statement of additional information that would have been filed under Rule 497(c) under the 1933 Act with respect to the Registrant would not have differed from those contained in Post-Effective Amendment No. 59 (“Amendment No. 59”) to the Registrant’s Registration Statement and (b) that Amendment No. 59 was filed electronically.

If you have any questions or comments concerning this filing, kindly contact me at (360) 734-9900 Ext. 1804.

Yours truly,

/s/ Elliot S. Cohen

Elliot S. Cohen, Esq.
Secretary
Amana Mutual Funds Trust